UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)

Copy to:

Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

Item 1. Reports to Shareholders.

(a)	The Reports to Shareholders are attached herewith.

State Street International Stock Selection Fund

Class A: SSILX

Semi-Annual Shareholder Report

February 28, 2025

This semi-annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.14%

Key Fund Statistics as of 2/28/2025

  Total Net Assets$141,192,609
  Number of Portfolio Holdings195
  Portfolio Turnover Rate65%

What did the Fund invest in as of 2/28/2025? (as a percentage of total net assets)

Top Ten Countries

Country	%
Japan	20.1%
United Kingdom	12.5%
Germany	10.8%
France	8.7%
United States	7.7%
Australia	5.4%
Italy	5.0%
Sweden	4.3%
Spain	4.0%
Netherlands	3.4%

Top Ten Holdings

Holdings	%
SAP SE	2.6%
Roche Holding AG	2.3%
Novartis AG	2.1%
Deutsche Telekom AG	1.7%
Intesa Sanpaolo SpA	1.4%
Lloyds Banking Group PLC	1.3%
Holcim AG	1.3%
Barclays PLC	1.3%
NatWest Group PLC	1.3%
3i Group PLC	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR SAR SSILX

State Street International Stock Selection Fund

Class I: SSIPX

Semi-Annual Shareholder Report

February 28, 2025

This semi-annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.81%

Key Fund Statistics as of 2/28/2025

  Total Net Assets$141,192,609
  Number of Portfolio Holdings195
  Portfolio Turnover Rate65%

What did the Fund invest in as of 2/28/2025? (as a percentage of total net assets)

Top Ten Countries

Country	%
Japan	20.1%
United Kingdom	12.5%
Germany	10.8%
France	8.7%
United States	7.7%
Australia	5.4%
Italy	5.0%
Sweden	4.3%
Spain	4.0%
Netherlands	3.4%

Top Ten Holdings

Holdings	%
SAP SE	2.6%
Roche Holding AG	2.3%
Novartis AG	2.1%
Deutsche Telekom AG	1.7%
Intesa Sanpaolo SpA	1.4%
Lloyds Banking Group PLC	1.3%
Holcim AG	1.3%
Barclays PLC	1.3%
NatWest Group PLC	1.3%
3i Group PLC	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR SAR SSIPX

State Street International Stock Selection Fund

Class K: SSIQX

Semi-Annual Shareholder Report

February 28, 2025

This semi-annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$38	0.75%

Key Fund Statistics as of 2/28/2025

  Total Net Assets$141,192,609
  Number of Portfolio Holdings195
  Portfolio Turnover Rate65%

What did the Fund invest in as of 2/28/2025? (as a percentage of total net assets)

Top Ten Countries

Country	%
Japan	20.1%
United Kingdom	12.5%
Germany	10.8%
France	8.7%
United States	7.7%
Australia	5.4%
Italy	5.0%
Sweden	4.3%
Spain	4.0%
Netherlands	3.4%

Top Ten Holdings

Holdings	%
SAP SE	2.6%
Roche Holding AG	2.3%
Novartis AG	2.1%
Deutsche Telekom AG	1.7%
Intesa Sanpaolo SpA	1.4%
Lloyds Banking Group PLC	1.3%
Holcim AG	1.3%
Barclays PLC	1.3%
NatWest Group PLC	1.3%
3i Group PLC	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR SAR SSIQX

State Street International Stock Selection Fund

Class N: SSAIX

Semi-Annual Shareholder Report

February 28, 2025

This semi-annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$50	1.00%

Key Fund Statistics as of 2/28/2025

  Total Net Assets$141,192,609
  Number of Portfolio Holdings195
  Portfolio Turnover Rate65%

What did the Fund invest in as of 2/28/2025? (as a percentage of total net assets)

Top Ten Countries

Country	%
Japan	20.1%
United Kingdom	12.5%
Germany	10.8%
France	8.7%
United States	7.7%
Australia	5.4%
Italy	5.0%
Sweden	4.3%
Spain	4.0%
Netherlands	3.4%

Top Ten Holdings

Holdings	%
SAP SE	2.6%
Roche Holding AG	2.3%
Novartis AG	2.1%
Deutsche Telekom AG	1.7%
Intesa Sanpaolo SpA	1.4%
Lloyds Banking Group PLC	1.3%
Holcim AG	1.3%
Barclays PLC	1.3%
NatWest Group PLC	1.3%
3i Group PLC	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR SAR SSAIX

State Street S&P 500 Index Fund

Class N: SVSPX

Semi-Annual Shareholder Report

February 28, 2025

This semi-annual shareholder report contains important information about the State Street S&P 500 Index Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$8	0.16%

Key Fund Statistics as of 2/28/2025

  Total Net Assets$1,537,408,822
  Number of Portfolio Holdings506
  Portfolio Turnover Rate1%

What did the Fund invest in as of 2/28/2025? (as a percentage of total net assets)

Top Ten Sectors

Sector	%
Information Technology	30.5%
Financials	14.4%
Health Care	10.7%
Consumer Discretionary	10.5%
Communication Services	9.4%
Industrials	8.3%
Consumer Staples	5.8%
Energy	3.3%
Utilities	2.3%
Real Estate	2.2%

Top Ten Holdings

Holdings	%
Apple, Inc.	7.2%
NVIDIA Corp.	6.0%
Microsoft Corp.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.9%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.6%
Tesla, Inc.	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR SAR SVSPX

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The Registrant’s Financial Statements are attached herewith.

(b) The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Semi - Annual Financial Statements and Other Information
February 28, 2025
SSGA Funds
State Street International Stock Selection Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited) (N-CSR Item 6)	1
Financial Statements (Unaudited) (N-CSR Item 7)	5
Financial Highlights (Unaudited) (N-CSR Item 7)	9
Notes to Financial Statements (Unaudited) (N-CSR Item 7)	13
Proxy Disclosures for Open-End Management Investment Companies (Unaudited) (N-CSR Item 9)	21
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding  Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.4%
AUSTRALIA — 5.4%
AGL Energy Ltd.	87,872	$572,401
Aristocrat Leisure Ltd.	6,744	303,155
Helia Group Ltd.	160,952	614,091
Magellan Financial Group Ltd. (a)	73,350	370,761
NRW Holdings Ltd.	317,959	629,239
Perseus Mining Ltd.	361,184	667,551
Qantas Airways Ltd. (b)	220,184	1,308,548
Ramelius Resources Ltd.	48,353	80,165
Resolute Mining Ltd. (b)	1,120,110	256,894
Scentre Group REIT	461,095	968,894
Stanmore Resources Ltd.	24,800	35,562
Stockland REIT	130,233	413,388
Super Retail Group Ltd. (a)	1,712	15,296
Ventia Services Group Pty. Ltd.	206,508	543,078
West African Resources Ltd. (b)	367,212	402,213
Westpac Banking Corp.	20,883	414,903
		7,596,139
AUSTRIA — 0.7%
BAWAG Group AG (c)	6,463	653,317
Raiffeisen Bank International AG	11,367	306,047
		959,364
BELGIUM — 1.1%
KBC Group NV	18,328	1,589,644
CHINA — 0.8%
Yangzijiang Shipbuilding Holdings Ltd.	619,100	1,093,066
DENMARK — 1.5%
AP Moller - Maersk AS Class A	22	38,187
AP Moller - Maersk AS Class B	129	226,952
Danske Bank AS	15,325	515,429
Novo Nordisk AS Class B	10,325	936,649
Pandora AS	1,840	324,943
Sydbank AS	2,234	137,595
		2,179,755
FINLAND — 1.5%
Cargotec OYJ Class B	11,214	540,188
Nokia OYJ	321,940	1,546,719
		2,086,907
FRANCE — 8.7%
AXA SA	15,729	614,978
BNP Paribas SA	717	54,336
Bureau Veritas SA	33,031	993,356
Carmila SA REIT	9,752	175,416
Cie de Saint-Gobain SA	17,326	1,733,860
Cie des Alpes	8,358	141,324
Cie Generale des Etablissements Michelin SCA	3,692	131,219
Derichebourg SA	90,494	511,255
Engie SA	97,905	1,751,450
Eurazeo SE	869	68,830
Forvia SE	40,738	357,992
Security Description	Shares	Value
Kaufman & Broad SA	7,282	$247,201
Klepierre SA REIT	44,221	1,404,945
La Francaise des Jeux SACA (c)	6,768	258,564
LVMH Moet Hennessy Louis Vuitton SE	245	177,027
Publicis Groupe SA	13,999	1,390,223
Rexel SA	54,092	1,469,876
Societe Generale SA	6,637	271,867
TotalEnergies SE	7,551	455,274
Vicat SACA	2,062	98,065
		12,307,058
GERMANY — 10.8%
Bilfinger SE	6,192	358,396
Ceconomy AG (b)	42,234	135,910
Cewe Stiftung & Co. KGaA	215	21,753
Commerzbank AG	40,586	872,415
Deutsche Bank AG	79,479	1,714,828
Deutsche Telekom AG	65,114	2,349,786
Evonik Industries AG	3,637	72,274
Fresenius Medical Care AG	29,652	1,438,041
Fresenius SE & Co. KGaA (b)	36,839	1,472,859
Heidelberg Materials AG	10,202	1,534,176
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,551	1,445,772
SAP SE	12,988	3,604,184
TUI AG (b)	34,915	254,283
		15,274,677
HONG KONG — 2.2%
Johnson Electric Holdings Ltd.	19,000	35,692
Swire Pacific Ltd. Class A	134,000	1,112,208
WH Group Ltd. (c)	1,695,500	1,385,350
Yue Yuen Industrial Holdings Ltd.	286,000	586,542
		3,119,792
INDONESIA — 0.4%
First Pacific Co. Ltd.	1,052,000	616,040
IRELAND — 1.2%
AerCap Holdings NV	14,300	1,474,330
Cairn Homes PLC	107,719	241,922
		1,716,252
ISRAEL — 1.1%
Bank Leumi Le-Israel BM	58,313	773,256
Wix.com Ltd. (b)	2,100	421,449
ZIM Integrated Shipping Services Ltd.	15,500	313,410
		1,508,115
ITALY — 5.0%
A2A SpA	31,826	72,440
BPER Banca SpA	199,038	1,520,339
Buzzi SpA	752	33,932
Coca-Cola HBC AG	33,754	1,430,354
Hera SpA	21,432	83,319
Intesa Sanpaolo SpA	412,368	2,032,124

See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Shares	Value
OVS SpA (c)	188,156	$708,406
UniCredit SpA	18,337	967,299
Unipol Assicurazioni SpA	19,131	285,754
		7,133,967
JAPAN — 20.1%
Aisan Industry Co. Ltd.	30,600	404,778
Brother Industries Ltd.	6,600	127,467
Canon, Inc.	47,400	1,604,583
Chugoku Marine Paints Ltd.	6,800	95,700
Daiwa House Industry Co. Ltd.	47,200	1,553,881
ENEOS Holdings, Inc.	275,400	1,477,469
FCC Co. Ltd.	30,500	640,819
Fuji Seal International, Inc.	22,900	414,136
Hamakyorex Co. Ltd.	38,000	321,645
Hitachi Ltd.	33,100	841,273
ITOCHU Corp.	700	30,935
J Front Retailing Co. Ltd. (a)	48,500	634,430
JVCKenwood Corp.	59,200	537,486
Komatsu Ltd.	52,500	1,574,528
Mitsubishi Electric Corp.	62,600	971,698
Mitsui & Co. Ltd.	76,900	1,441,035
Mitsui Mining & Smelting Co. Ltd.	22,200	634,578
NHK Spring Co. Ltd. (a)	51,600	578,975
Nichias Corp.	8,000	240,277
Nippon Shokubai Co. Ltd. (a)	3,500	42,515
Nippon Yusen KK (a)	28,700	1,008,807
Nishio Holdings Co. Ltd.	1,500	40,998
Niterra Co. Ltd. (a)	21,400	631,460
Nojima Corp.	18,200	301,476
NOK Corp.	25,800	393,235
Nomura Holdings, Inc.	231,700	1,509,517
Noritsu Koki Co. Ltd.	21,200	636,343
Open House Group Co. Ltd.	8,900	325,870
Otsuka Holdings Co. Ltd.	24,100	1,181,349
Recruit Holdings Co. Ltd.	9,100	542,455
Ricoh Co. Ltd.	39,200	426,107
Sakata INX Corp. (a)	5,400	65,846
Seiko Group Corp. (a)	19,800	613,392
Senshu Electric Co. Ltd.	1,000	31,970
Subaru Corp. (a)	10,400	192,818
Sumitomo Electric Industries Ltd.	74,100	1,306,058
Sumitomo Riko Co. Ltd.	17,200	186,962
Suzuki Motor Corp.	107,500	1,316,455
SWCC Corp. (a)	2,400	97,750
Taiheiyo Cement Corp.	7,900	206,346
Takasago International Corp.	2,200	99,249
TDK Corp.	110,600	1,183,583
Tokyo Electron Ltd.	5,400	807,495
Toyota Motor Corp.	17,000	308,390
Tsubakimoto Chain Co.	10,800	137,807
UACJ Corp.	4,500	156,470
YAMABIKO Corp.	29,600	492,406
		28,368,822
JORDAN — 0.5%
Hikma Pharmaceuticals PLC	28,341	772,784
Security Description	Shares	Value
NETHERLANDS — 3.4%
ASML Holding NV	1,252	$890,511
Koninklijke KPN NV	338,632	1,292,750
Koninklijke Philips NV	45,963	1,196,326
NN Group NV	26,901	1,364,005
		4,743,592
NORWAY — 0.8%
Aker Solutions ASA	135,393	389,968
Hoegh Autoliners ASA	16,508	112,274
MPC Container Ships ASA	71,250	113,486
Norsk Hydro ASA	89,179	526,797
		1,142,525
SINGAPORE — 1.9%
Oversea-Chinese Banking Corp. Ltd.	117,500	1,500,304
Sembcorp Industries Ltd.	100,600	454,930
United Overseas Bank Ltd.	26,000	736,545
		2,691,779
SPAIN — 4.0%
ACS Actividades de Construccion y Servicios SA	26,208	1,399,665
Aedas Homes SA (c)	1,041	29,859
Banco Bilbao Vizcaya Argentaria SA (a)	56,694	751,538
Banco Santander SA	189,785	1,218,259
Iberdrola SA	104,486	1,508,731
Indra Sistemas SA (a)	32,300	700,336
		5,608,388
SWEDEN — 4.3%
Alimak Group AB (c)	4,097	55,250
Alleima AB	51,869	457,312
Attendo AB (c)	66,686	387,094
Betsson AB Class B	3,085	46,520
Clas Ohlson AB Class B	26,714	600,916
Essity AB Class B	3,786	104,185
Granges AB	36,942	470,375
Loomis AB	8,641	333,377
Peab AB Class B	88,346	664,430
Securitas AB Class B	37,122	536,669
Storskogen Group AB Class B	218,038	302,845
Svenska Handelsbanken AB Class A (a)	35,119	441,145
Telefonaktiebolaget LM Ericsson Class B	188,475	1,550,162
Thule Group AB (c)	1,881	60,614
		6,010,894
SWITZERLAND — 1.8%
EFG International AG	35,004	545,040
Logitech International SA	2,600	257,636
Sonova Holding AG	2,391	769,524
Zurich Insurance Group AG	1,490	984,427
		2,556,627

See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Shares	Value
UNITED KINGDOM — 12.5%
3i Group PLC	35,010	$1,752,280
AstraZeneca PLC	3,026	457,829
Aviva PLC	186,929	1,286,158
Balfour Beatty PLC	30,399	177,581
Barclays PLC	464,447	1,833,341
Centrica PLC	761,338	1,436,792
Drax Group PLC	66,235	508,234
HSBC Holdings PLC	17,210	204,102
Imperial Brands PLC	45,465	1,599,864
JET2 PLC	8,999	159,901
Johnson Service Group PLC	154,861	255,187
Keller Group PLC	4,645	77,060
Kier Group PLC	105,832	198,366
Lloyds Banking Group PLC	2,048,200	1,901,084
Mitie Group PLC	444,354	650,620
NatWest Group PLC	298,500	1,808,903
Paragon Banking Group PLC	24,828	236,107
Polar Capital Holdings PLC	4,961	27,396
Tesco PLC	339,505	1,627,934
Unilever PLC	25,388	1,438,505
		17,637,244
UNITED STATES — 7.7%
Holcim AG	17,231	1,888,879
Nestle SA	7,058	681,334
Novartis AG	27,252	2,965,557
Roche Holding AG	9,318	3,103,174
Roche Holding AG Bearer Shares (a)	251	88,084
Sanofi SA	9,741	1,064,274
Schneider Electric SE	221	54,296
Shell PLC	9,657	322,692
Swiss Re AG	4,200	675,149
		10,843,439
TOTAL COMMON STOCKS (Cost $122,101,412)		137,556,870

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.35% (d) (e)	815,955	$815,955
State Street Navigator Securities Lending Portfolio II (f) (g)	3,489,118	3,489,118
TOTAL SHORT-TERM INVESTMENTS (Cost $4,305,073)		4,305,073
TOTAL INVESTMENTS — 100.5% (Cost $126,406,485)		141,861,943
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(669,334)
NET ASSETS — 100.0%		$141,192,609
(a)	All or a portion of the shares of the security are on loan at February 28, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.5% of net assets as of February 28, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended February 28, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At February 28, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	23	03/21/2025	$2,794,155	$2,793,991	$(164)

During the period ended February 28, 2025, the average notional value related to futures contracts was $2,098,273.
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,105,904	$130,450,966	$—	$137,556,870
Short-Term Investments	4,305,073	—	—	4,305,073
TOTAL INVESTMENTS	$11,410,977	$130,450,966	$—	$141,861,943
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(164)	$—	$—	$(164)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(164)	$—	$—	$(164)

Affiliate Table
	Number of Shares Held at 8/31/24	Value at 8/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/25	Value at 2/28/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	533,957	$533,957	$22,295,233	$22,013,235	$—	$—	815,955	$815,955	$30,891
State Street Navigator Securities Lending Portfolio II	225,675	225,675	22,117,719	18,854,276	—	—	3,489,118	3,489,118	3,856
Total		$759,632	$44,412,952	$40,867,511	$—	$—		$4,305,073	$34,747
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statement of Assets and Liabilities
February 28, 2025 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$137,556,870
Investments in affiliated issuers, at value	4,305,073
Total Investments	141,861,943
Foreign currency, at value	542,259
Net cash at broker	88,976
Receivable for investments sold	5,789,214
Receivable for fund shares sold	36,533
Dividends receivable — unaffiliated issuers	217,499
Dividends receivable — affiliated issuers	7,290
Securities lending income receivable — unaffiliated issuers	47
Securities lending income receivable — affiliated issuers	712
Receivable from Adviser	48,525
Net receivable for foreign taxes recoverable	568,096
Prepaid expenses and other assets	502
TOTAL ASSETS	149,161,596
LIABILITIES
Payable upon return of securities loaned	3,489,118
Payable for investments purchased	3,983,005
Payable for fund shares repurchased	305,698
Payable to broker – variation margin on open futures contracts	115
Advisory fee payable	73,230
Custodian fees payable	27,964
Administration fees payable	4,502
Shareholder servicing fee payable	1,433
Distribution fees payable	14,048
Trustees’ fees and expenses payable	729
Transfer agent fees payable	11,966
Sub-transfer agent fee payable	238
Registration and filing fees payable	29,872
Professional fees payable	24,760
Printing and postage fees payable	681
Accrued expenses and other liabilities	1,628
TOTAL LIABILITIES	7,968,987
NET ASSETS	$141,192,609
NET ASSETS CONSIST OF:
Paid-in capital	$135,603,135
Total distributable earnings (loss)	5,589,474
NET ASSETS	$141,192,609
Class A
Net Assets	$163,544
Shares Outstanding	13,573
Net asset value, offering and redemption price per share	$12.05
Maximum sales charge	5.25%
Maximum offering price per share	$12.72
Class I
Net Assets	$3,087,897
Shares Outstanding	264,970
Net asset value, offering and redemption price per share	$11.65
Class K
Net Assets	$56,160,678
Shares Outstanding	4,819,254
Net asset value, offering and redemption price per share	$11.65
Class N
Net Assets	$81,780,490
Shares Outstanding	6,995,511
Net asset value, offering and redemption price per share	$11.69
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statement of Assets and Liabilities  (continued)
February 28, 2025 (Unaudited)

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$122,101,412
Investments in affiliated issuers	4,305,073
Total cost of investments	$126,406,485
Foreign currency, at cost	$544,267
* Includes investments in securities on loan, at value	$3,799,053
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statement of Operations
For the Six Months Ended February 28, 2025(Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$1,340
Dividend income — unaffiliated issuers	1,308,694
Dividend income — affiliated issuers	30,891
Unaffiliated securities lending income	1,771
Affiliated securities lending income	3,856
Foreign taxes withheld	(112,013)
TOTAL INVESTMENT INCOME (LOSS)	1,234,539
EXPENSES
Advisory fee	488,899
Administration fees	32,593
Shareholder servicing fees
Class N	9,401
Distribution fees
Class A	169
Class N	91,962
Custodian fees	34,654
Trustees’ fees and expenses	10,128
Transfer agent fees	13,635
Class A	97
Class I	862
Registration and filing fees	31,207
Professional fees and expenses	17,519
Printing and postage fees	3,922
Insurance expense	746
Miscellaneous expenses	11,093
TOTAL EXPENSES	746,887
Expenses waived/reimbursed by the Adviser	(155,497)
NET EXPENSES	591,390
NET INVESTMENT INCOME (LOSS)	$643,149
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	6,289,200
Foreign currency transactions	(33,669)
Futures contracts	(23,068)
Net realized gain (loss)	6,232,463
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(4,067,336)
Foreign currency translations	(44,191)
Futures contracts	(149,912)
Net change in unrealized appreciation/depreciation	(4,261,439)
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,971,024
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,614,173
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statements of Changes in Net Assets

	Six Months Ended 02/28/25 (Unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$643,149	$3,578,720
Net realized gain (loss)	6,232,463	9,308,377
Net change in unrealized appreciation/depreciation	(4,261,439)	11,451,073
Net increase (decrease) in net assets resulting from operations	2,614,173	24,338,170
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(4,959)	(2,111)
Class I	(111,914)	(138,906)
Class K	(1,651,465)	(2,507,061)
Class N	(2,776,249)	(4,563,615)
Total distributions to shareholders	(4,544,587)	(7,211,693)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from shares sold	35,370	24,800
Reinvestment of distributions	4,959	2,111
Cost of shares redeemed	(1,738)	(12,906)
Net increase (decrease) from capital share transactions	38,591	14,005
Class I
Proceeds from shares sold	180,963	1,328,948
Reinvestment of distributions	111,481	135,635
Cost of shares redeemed	(443,583)	(976,950)
Net increase (decrease) from capital share transactions	(151,139)	487,633
Class K
Proceeds from shares sold	14,391,792	10,404,594
Reinvestment of distributions	1,651,465	2,507,061
Cost of shares redeemed	(7,927,057)	(15,568,949)
Net increase (decrease) from capital share transactions	8,116,200	(2,657,294)
Class N
Proceeds from shares sold	918,249	2,069,848
Reinvestment of distributions	2,745,752	4,517,055
Cost of shares redeemed	(8,183,734)	(16,030,445)
Net increase (decrease) from capital share transactions	(4,519,733)	(9,443,542)
Net increase (decrease) in net assets from beneficial interest transactions	3,483,919	(11,599,198)
Net increase (decrease) in net assets during the period	1,553,505	5,527,279
Net assets at beginning of period	139,639,104	134,111,825
NET ASSETS AT END OF PERIOD	$141,192,609	$139,639,104
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	2,997	2,094
Reinvestment of distributions	440	197
Shares redeemed	(147)	(1,155)
Net increase (decrease) from capital share transactions	3,290	1,136
Class I
Shares sold	15,975	119,388
Reinvestment of distributions	10,237	13,118
Shares redeemed	(39,044)	(90,231)
Net increase (decrease) from capital share transactions	(12,832)	42,275
Class K
Shares sold	1,264,849	941,261
Reinvestment of distributions	151,650	242,462
Shares redeemed	(691,424)	(1,433,868)
Net increase (decrease) from capital share transactions	725,075	(250,145)
Class N
Shares sold	79,652	188,555
Reinvestment of distributions	251,212	435,169
Shares redeemed	(723,114)	(1,491,000)
Net increase (decrease) from capital share transactions	(392,250)	(867,276)
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 2/28/25 (Unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20
Net asset value, beginning of period	$12.22	$10.41	$9.11	$11.84	$9.46	$9.59
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.04	0.26	0.17	0.32	0.25	0.19
Net realized and unrealized gain (loss)	0.18	1.78	1.16	(2.57)	2.31	(0.00)(c)
Total from investment operations	0.22	2.04	1.33	(2.25)	2.56	0.19
Distributions to shareholders from:
Net investment income	(0.39)	(0.23)	(0.03)	(0.48)	(0.18)	(0.32)
Net asset value, end of period	$12.05	$12.22	$10.41	$9.11	$11.84	$9.46
Total return (d)	2.00%	19.89%	14.68%	(19.76)%	27.33%	1.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$164	$126	$95	$3,725	$4,642	$4,141
Ratios to Average Net Assets:
Total expenses (b)	1.38%(e)	1.49%	1.67%	1.44%	1.55%	1.48%
Net expenses (b)	1.14%(e)	1.24%	1.43%	1.20%	1.29%	1.20%
Net investment income (loss) (b)	0.67%(e)	2.40%	1.87%	3.05%	2.30%	2.03%
Portfolio turnover rate	65%(f)	98%	106%	120%	111%	104%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 2/28/25 (Unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20
Net asset value, beginning of period	$11.85	$10.43	$9.17	$11.93	$9.51	$9.65
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.06	0.30	0.34	0.37	0.31	0.22
Net realized and unrealized gain (loss)	0.16	1.73	1.27	(2.59)	2.32	0.00(c)
Total from investment operations	0.22	2.03	1.61	(2.22)	2.63	0.22
Distributions to shareholders from:
Net investment income	(0.42)	(0.61)	(0.35)	(0.54)	(0.21)	(0.36)
Net asset value, end of period	$11.65	$11.85	$10.43	$9.17	$11.93	$9.51
Total return (d)	2.08%	20.44%	17.82%	(19.47)%	27.94%	2.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,088	$3,291	$2,456	$2,604	$3,419	$2,557
Ratios to Average Net Assets:
Total expenses (b)	1.04%(e)	1.09%	1.11%	1.04%	1.11%	1.15%
Net expenses (b)	0.81%(e)	0.84%	0.87%	0.81%	0.85%	0.87%
Net investment income (loss) (b)	1.07%(e)	2.81%	3.42%	3.46%	2.88%	2.33%
Portfolio turnover rate	65%(f)	98%	106%	120%	111%	104%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 2/28/25 (Unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20
Net asset value, beginning of period	$11.85	$10.43	$9.17	$11.93	$9.52	$9.65
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.06	0.31	0.36	0.35	0.32	0.24
Net realized and unrealized gain (loss)	0.17	1.73	1.25	(2.57)	2.31	(0.00)(c)
Total from investment operations	0.23	2.04	1.61	(2.22)	2.63	0.24
Distributions to shareholders from:
Net investment income	(0.43)	(0.62)	(0.35)	(0.54)	(0.22)	(0.37)
Net asset value, end of period	$11.65	$11.85	$10.43	$9.17	$11.93	$9.52
Total return (d)	2.16%	20.45%	18.01%	(19.42)%	27.97%	2.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$56,161	$48,521	$45,320	$66,731	$76,748	$60,185
Ratios to Average Net Assets:
Total expenses (b)	0.99%(e)	1.00%	0.99%	0.98%	1.01%	1.03%
Net expenses (b)	0.75%(e)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss) (b)	1.15%(e)	2.87%	3.70%	3.25%	2.93%	2.52%
Portfolio turnover rate	65%(f)	98%	106%	120%	111%	104%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class N
	Six Months Ended 2/28/25 (Unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20
Net asset value, beginning of period	$11.87	$10.45	$9.18	$11.94	$9.53	$9.66
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.05	0.29	0.33	0.35	0.29	0.21
Net realized and unrealized gain (loss)	0.17	1.72	1.27	(2.60)	2.32	0.01
Total from investment operations	0.22	2.01	1.60	(2.25)	2.61	0.22
Distributions to shareholders from:
Net investment income	(0.40)	(0.59)	(0.33)	(0.51)	(0.20)	(0.35)
Net asset value, end of period	$11.69	$11.87	$10.45	$9.18	$11.94	$9.53
Total return (c)	2.05%	20.09%	17.79%	(19.61)%	27.63%	1.94%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$81,780	$87,702	$86,241	$86,569	$117,474	$103,963
Ratios to Average Net Assets:
Total expenses (b)	1.24%(d)	1.25%	1.24%	1.23%	1.26%	1.28%
Net expenses (b)	1.00%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss) (b)	0.89%(d)	2.64%	3.34%	3.25%	2.64%	2.20%
Portfolio turnover rate	65%(e)	98%	106%	120%	111%	104%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND
Notes to Financial Statements — February 28, 2025 (Unaudited)

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company.
As of February 28, 2025, the Trust consists of two (2) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street International Stock Selection Fund	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 March 7, 1995	Diversified
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I, Class K and Class N shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — February 28, 2025 (Unaudited)

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of February 28, 2025 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — February 28, 2025 (Unaudited)

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”)  understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of February 28, 2025, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
As a result of several court cases, in certain countries across the European Union ("EU"), the Fund filed for additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for such EU reclaims is reflected in the Statement of Operations.  When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
For U.S. income tax purposes, EU reclaims received by the Fund, if any, during a fiscal year reduce the amounts of foreign taxes that the Fund passes through to its shareholders for their use as foreign tax credits on their individual income tax returns. In the event that EU reclaims received by the Fund during the fiscal year exceed foreign withholding taxes paid, and the Fund previously passed through those refunded EU taxes to its shareholders for their use as foreign tax credits on prior year individual income tax returns the Fund will enter into a closing agreement with the Internal Revenue Service (the "IRS") in order to pay the associated tax liability on behalf of the Fund's shareholders, payable by the Fund to the IRS as a compliance fee.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — February 28, 2025 (Unaudited)

4.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended February 28, 2025, the Fund entered into futures contracts in order to equitize cash.
The following tables summarize the value of the Fund's derivative instruments as of February 28, 2025, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$115	$—	$115
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$(23,068)	$—	$(23,068)
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$(149,912)	$—	$(149,912)
5.    Fees and Transactions with Affiliates
Advisory Fees
SSGA FM manages the Fund pursuant to an Investment Advisory Agreement between the Trust and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly owned subsidiary of State Street Corporation. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Adviser directs the investments of the Fund in accordance with its investment objectives, policies and limitations. For its services, the Fund pays the Adviser a management fee at an annual rate of 0.75% of its average daily net assets. The fees are accrued daily and paid monthly.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — February 28, 2025 (Unaudited)

The Adviser is contractually obligated until December 31, 2025 to waive up to the full amount of its management fee and/or to reimburse the Fund for expenses to the extent that total annual Fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.75% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2025 except with the approval of the Board. During the period ended February 28, 2025, SSGA FM agreed to reimburse fees of $148,978.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board and shall continue until at least December 31, 2025. For the period ended February 28, 2025, SSGA FM waived fees in the amount of $6,519.
The Adviser and the Fund each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Fund.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”) an affiliate of the Adviser, serves as the distributor of the Trust.
The Fund adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A and Class N shares and for services provided to shareholders in those classes (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares and 0.25% of the Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across participating affiliated funds, the Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended February 28, 2025, are disclosed in the Fund's Schedule of Investments.
6.    Trustees’ Fees
The fees and expenses of the Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — February 28, 2025 (Unaudited)

7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended February 28, 2025 were as follows:
	Purchases	Sales
State Street International Stock Selection Fund	$84,226,336	$85,925,360
8.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of August 31, 2024, SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of February 28, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Stock Selection Fund	$127,782,236	$18,326,325	$4,246,782	$14,079,543
9.    Securities Lending
The  Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of February 28, 2025, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — February 28, 2025 (Unaudited)

The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of February 28, 2025:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Stock Selection Fund	$ 3,799,053	$ 3,489,118	$ 546,672	$ 4,035,790
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of February 28, 2025:
		Remaining Contractual Maturity of the Agreements as of February 28, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Stock Selection Fund	Common Stocks	$3,489,118	$—	$—	$—	$3,489,118	$3,489,118
10.    Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion ($180 million of $1.26 billion prior to November 1, 2024 and $180 million of $960 million prior to October 3, 2024) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of February 28, 2025.
11.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — February 28, 2025 (Unaudited)

Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA FUNDS
Proxy Disclosure for Open-End Management Investment Companies
February 28, 2025 (Unaudited)

Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the tables below.
All Funds
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	9,574,882.086	246,569.230
Donna M. Rapaccioli	9,645,963.731	175,487.585
Margaret K. McLaughlin	9,636,103.295	185,348.021
George M. Pereira	9,640,362.130	181,089.186
Mark E. Swanson	9,643,781.531	177,669.785
Jeanne LaPorta	9,651,187.068	170,264.248

Semi-Annual Financial Statements and Other Information
February 28, 2025
SSGA Funds
State Street S&P 500 Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding  Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
COMMUNICATION SERVICES — 9.4%
Alphabet, Inc. Class A	177,117	$30,159,483
Alphabet, Inc. Class C (a)	144,200	24,834,124
AT&T, Inc.	218,841	5,998,432
Charter Communications, Inc. Class A (b)	2,900	1,054,353
Comcast Corp. Class A	116,287	4,172,378
Electronic Arts, Inc.	7,342	947,999
Fox Corp. Class A	5,616	323,482
Fox Corp. Class B	2,900	156,803
Interpublic Group of Cos., Inc.	12,228	335,047
Live Nation Entertainment, Inc. (b)	4,400	630,784
Match Group, Inc.	7,587	240,584
Meta Platforms, Inc. Class A	66,141	44,195,416
Netflix, Inc. (b)	13,012	12,759,047
News Corp. Class A	12,561	359,496
News Corp. Class B (a)	3,800	122,664
Omnicom Group, Inc.	6,598	546,050
Paramount Global Class B	18,831	213,920
Take-Two Interactive Software, Inc. (b)	4,594	973,836
T-Mobile U.S., Inc.	14,685	3,960,398
Verizon Communications, Inc.	128,464	5,536,798
Walt Disney Co.	54,418	6,192,768
Warner Bros Discovery, Inc. (b)	66,333	760,176
		144,474,038
CONSUMER DISCRETIONARY — 10.5%
Airbnb, Inc. Class A (b)	13,400	1,860,858
Amazon.com, Inc. (b)	283,374	60,154,633
Aptiv PLC (b)	6,403	416,963
AutoZone, Inc. (b)	471	1,645,208
Best Buy Co., Inc.	6,513	585,584
Booking Holdings, Inc.	1,002	5,026,042
BorgWarner, Inc.	7,563	225,150
Caesars Entertainment, Inc. (b)	6,777	225,132
CarMax, Inc. (b)	5,192	430,780
Carnival Corp. (b)	32,449	776,505
Chipotle Mexican Grill, Inc. (b)	41,800	2,255,946
Darden Restaurants, Inc.	3,340	669,536
Deckers Outdoor Corp. (b)	4,800	668,928
Domino's Pizza, Inc.	1,119	547,985
DR Horton, Inc.	9,079	1,151,308
eBay, Inc.	14,892	964,108
Expedia Group, Inc. (b)	3,475	687,911
Ford Motor Co.	119,531	1,141,521
Garmin Ltd.	4,899	1,121,528
General Motors Co.	32,941	1,618,391
Genuine Parts Co.	4,220	526,994
Hasbro, Inc.	4,232	275,545
Hilton Worldwide Holdings, Inc.	7,543	1,998,593
Home Depot, Inc.	30,236	11,991,598
Security Description	Shares	Value
Las Vegas Sands Corp.	9,805	$438,381
Lennar Corp. Class A	7,380	882,869
LKQ Corp.	8,100	341,739
Lowe's Cos., Inc.	17,403	4,327,082
Lululemon Athletica, Inc. (b)	3,400	1,243,074
Marriott International, Inc. Class A	7,206	2,020,923
McDonald's Corp.	21,529	6,638,037
MGM Resorts International (b)	7,700	267,652
Mohawk Industries, Inc. (b)	1,969	231,535
NIKE, Inc. Class B	36,026	2,861,545
Norwegian Cruise Line Holdings Ltd. (b)	13,900	315,808
NVR, Inc. (b)	100	724,558
O'Reilly Automotive, Inc. (b)	1,726	2,370,903
Pool Corp.	1,265	438,955
PulteGroup, Inc.	6,252	645,707
Ralph Lauren Corp.	1,196	324,283
Ross Stores, Inc.	10,234	1,436,035
Royal Caribbean Cruises Ltd.	7,197	1,771,182
Starbucks Corp.	34,369	3,980,274
Tapestry, Inc.	7,581	647,569
Tesla, Inc. (b)	84,635	24,796,378
TJX Cos., Inc.	34,624	4,319,690
Tractor Supply Co. (a)	15,865	878,128
Ulta Beauty, Inc. (b)	1,549	567,492
Wynn Resorts Ltd.	3,391	302,884
Yum! Brands, Inc.	8,249	1,289,896
		161,029,326
CONSUMER STAPLES — 5.8%
Altria Group, Inc.	51,641	2,884,150
Archer-Daniels-Midland Co.	15,261	720,319
Brown-Forman Corp. Class B (a)	5,827	192,932
Bunge Global SA	4,300	319,017
Campbell's Co.	6,461	258,828
Church & Dwight Co., Inc.	7,203	800,974
Clorox Co.	3,498	547,052
Coca-Cola Co.	117,733	8,383,767
Colgate-Palmolive Co.	24,462	2,230,201
Conagra Brands, Inc.	14,679	374,902
Constellation Brands, Inc. Class A	4,776	838,188
Costco Wholesale Corp.	13,391	14,041,936
Dollar General Corp.	7,274	539,585
Dollar Tree, Inc. (b)	6,345	462,297
Estee Lauder Cos., Inc. Class A	7,664	551,118
General Mills, Inc.	16,995	1,030,237
Hershey Co.	4,706	812,773
Hormel Foods Corp.	7,898	226,120
J.M. Smucker Co.	3,555	392,934
Kellanova	8,484	703,324
Kenvue, Inc.	56,263	1,327,807
Keurig Dr. Pepper, Inc.	34,689	1,162,775
Kimberly-Clark Corp.	10,347	1,469,377

See accompanying notes to financial statements.
1

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Shares	Value
Kraft Heinz Co.	26,151	$803,097
Kroger Co.	19,842	1,286,158
Lamb Weston Holdings, Inc.	4,700	243,789
McCormick & Co., Inc.	6,922	571,826
Molson Coors Beverage Co. Class B	5,909	362,163
Mondelez International, Inc. Class A	39,610	2,544,150
Monster Beverage Corp. (b)	22,010	1,202,846
PepsiCo, Inc.	41,221	6,326,187
Philip Morris International, Inc.	46,785	7,264,775
Procter & Gamble Co.	71,436	12,418,434
Sysco Corp.	15,041	1,136,197
Target Corp.	14,236	1,768,681
Tyson Foods, Inc. Class A	8,849	542,798
Walgreens Boots Alliance, Inc.	24,834	265,227
Walmart, Inc.	132,132	13,029,537
		90,036,478
ENERGY — 3.3%
APA Corp.	9,509	196,836
Baker Hughes Co.	30,098	1,342,070
Chevron Corp.	50,358	7,987,786
ConocoPhillips	39,048	3,871,609
Coterra Energy, Inc.	21,852	589,785
Devon Energy Corp.	19,086	691,295
Diamondback Energy, Inc.	5,566	884,771
EOG Resources, Inc.	16,923	2,148,206
EQT Corp.	18,895	910,172
Exxon Mobil Corp.	133,446	14,856,543
Halliburton Co.	25,080	661,360
Hess Corp.	8,088	1,204,627
Kinder Morgan, Inc.	60,655	1,643,751
Marathon Petroleum Corp.	9,475	1,422,956
Occidental Petroleum Corp.	21,460	1,048,106
ONEOK, Inc.	17,966	1,803,607
Phillips 66 Co.	12,892	1,671,963
Schlumberger NV	43,911	1,829,332
Targa Resources Corp.	6,404	1,291,815
Texas Pacific Land Corp.	600	856,770
Valero Energy Corp.	9,375	1,225,594
Williams Cos., Inc.	36,394	2,117,403
		50,256,357
FINANCIALS — 14.4%
Aflac, Inc.	14,827	1,623,113
Allstate Corp.	7,867	1,566,713
American Express Co.	17,012	5,119,931
American International Group, Inc.	19,246	1,596,263
Ameriprise Financial, Inc.	2,976	1,599,005
Aon PLC Class A	6,648	2,719,830
Apollo Global Management, Inc.	13,800	2,059,926
Arch Capital Group Ltd.	11,464	1,065,120
Arthur J Gallagher & Co.	7,615	2,571,890
Assurant, Inc.	1,704	354,244
Security Description	Shares	Value
Bank of America Corp.	201,406	$9,284,817
Bank of New York Mellon Corp.	21,772	1,936,619
Berkshire Hathaway, Inc. Class B (b)	55,511	28,523,217
Blackrock, Inc.	4,434	4,335,476
Blackstone, Inc.	22,176	3,573,884
Brown & Brown, Inc.	7,479	886,561
Capital One Financial Corp.	11,473	2,300,910
Cboe Global Markets, Inc.	2,959	623,757
Charles Schwab Corp.	51,766	4,116,950
Chubb Ltd.	11,288	3,222,498
Cincinnati Financial Corp.	4,974	735,207
Citigroup, Inc.	57,531	4,599,603
Citizens Financial Group, Inc.	12,894	590,158
CME Group, Inc.	11,058	2,806,189
Corpay, Inc. (b)	2,065	757,958
Discover Financial Services	7,277	1,420,398
Erie Indemnity Co. Class A	800	342,456
Everest Group Ltd.	1,458	514,995
FactSet Research Systems, Inc.	1,101	508,376
Fidelity National Information Services, Inc.	16,035	1,140,409
Fifth Third Bancorp	19,410	843,753
Fiserv, Inc. (b)	17,161	4,044,676
Franklin Resources, Inc.	10,551	213,658
Global Payments, Inc.	7,257	764,017
Globe Life, Inc.	2,584	329,279
Goldman Sachs Group, Inc.	9,603	5,975,851
Hartford Insurance Group, Inc.	8,967	1,060,617
Huntington Bancshares, Inc.	44,914	739,734
Intercontinental Exchange, Inc.	17,078	2,958,422
Invesco Ltd.	14,689	255,442
Jack Henry & Associates, Inc.	2,380	413,144
JPMorgan Chase & Co. (a)	85,239	22,558,501
KeyCorp	30,771	532,954
KKR & Co., Inc.	20,500	2,779,595
Loews Corp.	5,606	485,872
M&T Bank Corp.	4,943	947,672
MarketAxess Holdings, Inc.	1,100	212,069
Marsh & McLennan Cos., Inc.	15,011	3,570,216
Mastercard, Inc. Class A	24,761	14,270,012
MetLife, Inc.	17,287	1,489,794
Moody's Corp.	4,664	2,350,376
Morgan Stanley	37,338	4,970,061
MSCI, Inc.	2,388	1,410,138
Nasdaq, Inc.	12,975	1,074,070
Northern Trust Corp.	5,468	602,683
PayPal Holdings, Inc. (b)	30,294	2,152,389
PNC Financial Services Group, Inc.	12,147	2,331,252
Principal Financial Group, Inc.	6,126	545,459
Progressive Corp.	17,800	5,019,600
Prudential Financial, Inc.	10,906	1,255,281

See accompanying notes to financial statements.
2

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Shares	Value
Raymond James Financial, Inc.	5,600	$866,152
Regions Financial Corp.	25,829	612,406
S&P Global, Inc.	9,656	5,153,793
State Street Corp. (c)	8,533	846,730
Synchrony Financial	11,497	697,638
T. Rowe Price Group, Inc.	6,522	689,506
Travelers Cos., Inc.	6,982	1,804,777
Truist Financial Corp.	39,836	1,846,399
U.S. Bancorp	47,051	2,206,692
Visa, Inc. Class A	52,263	18,956,313
W.R. Berkley Corp.	9,375	591,375
Wells Fargo & Co.	100,098	7,839,675
Willis Towers Watson PLC	3,028	1,028,460
		221,792,976
HEALTH CARE — 10.7%
Abbott Laboratories	52,955	7,308,320
AbbVie, Inc.	53,742	11,233,690
Agilent Technologies, Inc.	8,436	1,079,133
Align Technology, Inc. (b)	2,372	443,635
Amgen, Inc.	16,251	5,006,283
Baxter International, Inc.	17,009	586,981
Becton Dickinson & Co.	8,550	1,928,281
Biogen, Inc. (b)	4,747	666,953
Bio-Techne Corp.	5,004	308,997
Boston Scientific Corp. (b)	44,998	4,670,342
Bristol-Myers Squibb Co.	61,173	3,647,134
Cardinal Health, Inc.	7,470	967,216
Cencora, Inc.	5,452	1,382,300
Centene Corp. (b)	15,796	918,695
Charles River Laboratories International, Inc. (b)	1,695	280,200
Cigna Group	8,273	2,555,116
Cooper Cos., Inc. (b)	6,600	596,508
CVS Health Corp.	38,769	2,547,899
Danaher Corp.	19,556	4,062,955
DaVita, Inc. (b)	1,472	217,679
Dexcom, Inc. (b)	11,420	1,009,185
Edwards Lifesciences Corp. (b)	17,508	1,253,923
Elevance Health, Inc.	7,182	2,850,392
Eli Lilly & Co.	23,820	21,929,407
GE HealthCare Technologies, Inc.	13,395	1,170,053
Gilead Sciences, Inc.	38,160	4,362,070
HCA Healthcare, Inc.	5,710	1,748,973
Henry Schein, Inc. (b)	4,200	303,114
Hologic, Inc. (b)	7,758	491,780
Humana, Inc.	3,665	991,089
IDEXX Laboratories, Inc. (b)	2,491	1,088,841
Incyte Corp. (b)	4,600	338,100
Insulet Corp. (b)	2,200	598,994
Intuitive Surgical, Inc. (b)	10,796	6,187,727
IQVIA Holdings, Inc. (b)	5,273	995,542
Johnson & Johnson	73,255	12,088,540
Labcorp Holdings, Inc.	2,574	646,177
Security Description	Shares	Value
McKesson Corp.	3,799	$2,432,348
Medtronic PLC	38,339	3,527,955
Merck & Co., Inc.	76,836	7,088,121
Mettler-Toledo International, Inc. (b)	590	750,905
Moderna, Inc. (b)	10,800	334,368
Molina Healthcare, Inc. (b)	1,797	541,113
Pfizer, Inc.	169,729	4,485,937
Quest Diagnostics, Inc.	3,710	641,459
Regeneron Pharmaceuticals, Inc.	3,090	2,159,107
ResMed, Inc.	4,289	1,001,567
Revvity, Inc.	3,690	413,833
Solventum Corp. (b)	4,617	368,206
STERIS PLC	2,854	625,768
Stryker Corp.	10,545	4,072,374
Teleflex, Inc.	1,554	206,294
Thermo Fisher Scientific, Inc.	11,515	6,090,974
UnitedHealth Group, Inc.	27,731	13,171,116
Universal Health Services, Inc. Class B	1,900	332,975
Vertex Pharmaceuticals, Inc. (b)	7,682	3,685,747
Viatris, Inc.	39,337	363,081
Waters Corp. (b)	1,867	704,494
West Pharmaceutical Services, Inc.	2,270	527,412
Zimmer Biomet Holdings, Inc.	5,927	618,305
Zoetis, Inc.	13,589	2,272,624
		164,878,307
INDUSTRIALS — 8.3%
3M Co.	16,669	2,585,695
A.O. Smith Corp.	4,100	272,568
Allegion PLC	2,873	369,784
AMETEK, Inc.	6,876	1,301,627
Automatic Data Processing, Inc.	12,534	3,950,466
Axon Enterprise, Inc. (b)	2,100	1,109,745
Boeing Co. (b)	22,698	3,963,752
Broadridge Financial Solutions, Inc.	3,400	820,148
Builders FirstSource, Inc. (b)	3,800	528,162
Carrier Global Corp.	24,825	1,608,660
Caterpillar, Inc.	14,627	5,030,957
CH Robinson Worldwide, Inc.	3,797	385,851
Cintas Corp.	10,388	2,155,510
Copart, Inc. (b)	25,624	1,404,195
CSX Corp.	58,633	1,876,842
Cummins, Inc.	4,134	1,522,056
Dayforce, Inc. (b)	4,300	266,557
Deere & Co.	7,668	3,686,698
Delta Air Lines, Inc.	18,849	1,133,202
Dover Corp.	4,075	809,988
Eaton Corp. PLC	12,073	3,541,252
Emerson Electric Co.	17,176	2,088,773
Equifax, Inc.	3,739	916,803

See accompanying notes to financial statements.
3

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Shares	Value
Expeditors International of Washington, Inc.	4,267	$500,775
Fastenal Co.	17,019	1,288,849
FedEx Corp.	6,936	1,823,474
Fortive Corp.	10,091	802,638
GE Vernova, Inc.	8,461	2,835,958
Generac Holdings, Inc. (b)	2,023	275,431
General Dynamics Corp.	7,590	1,917,234
General Electric Co.	32,799	6,788,737
Honeywell International, Inc.	19,520	4,155,613
Howmet Aerospace, Inc.	11,629	1,588,521
Hubbell, Inc.	1,600	594,544
Huntington Ingalls Industries, Inc.	1,279	224,567
IDEX Corp.	2,284	443,850
Illinois Tool Works, Inc.	7,901	2,085,706
Ingersoll Rand, Inc.	12,106	1,026,347
Jacobs Solutions, Inc.	4,016	514,490
JB Hunt Transport Services, Inc.	2,617	421,834
Johnson Controls International PLC	20,231	1,732,987
L3Harris Technologies, Inc.	5,712	1,177,300
Leidos Holdings, Inc.	4,300	558,871
Lennox International, Inc.	1,000	601,050
Lockheed Martin Corp.	6,480	2,918,398
Masco Corp.	7,115	534,906
Nordson Corp.	1,737	365,274
Norfolk Southern Corp.	6,885	1,691,989
Northrop Grumman Corp.	3,997	1,845,575
Old Dominion Freight Line, Inc.	5,500	970,750
Otis Worldwide Corp.	12,213	1,218,613
PACCAR, Inc.	16,019	1,717,878
Parker-Hannifin Corp.	3,875	2,590,476
Paychex, Inc.	10,063	1,526,255
Paycom Software, Inc.	1,622	355,980
Pentair PLC	5,463	514,615
Quanta Services, Inc.	4,454	1,156,392
Republic Services, Inc.	5,857	1,388,226
Rockwell Automation, Inc.	3,563	1,023,115
Rollins, Inc.	8,825	462,342
RTX Corp.	40,797	5,425,593
Snap-on, Inc.	1,606	547,919
Southwest Airlines Co.	19,627	609,615
Stanley Black & Decker, Inc.	5,068	438,534
Textron, Inc.	6,363	475,507
Trane Technologies PLC	6,960	2,461,752
TransDigm Group, Inc.	1,737	2,374,826
Uber Technologies, Inc. (b)	63,000	4,788,630
Union Pacific Corp.	18,239	4,499,379
United Airlines Holdings, Inc. (b)	10,517	986,600
United Parcel Service, Inc. Class B	22,534	2,682,222
United Rentals, Inc.	2,067	1,327,675
Veralto Corp.	6,685	666,896
Security Description	Shares	Value
Verisk Analytics, Inc.	4,105	$1,218,816
Waste Management, Inc.	10,838	2,522,870
Westinghouse Air Brake Technologies Corp.	5,482	1,016,143
WW Grainger, Inc.	1,311	1,338,806
Xylem, Inc.	7,734	1,012,303
		127,362,937
INFORMATION TECHNOLOGY — 30.5%
Accenture PLC Class A	18,966	6,609,651
Adobe, Inc. (b)	13,240	5,806,534
Advanced Micro Devices, Inc. (b)	49,568	4,949,861
Akamai Technologies, Inc. (b)	4,784	385,973
Amphenol Corp. Class A	37,230	2,479,518
Analog Devices, Inc.	14,791	3,402,817
ANSYS, Inc. (b)	2,473	824,127
Apple, Inc.	457,939	110,747,968
Applied Materials, Inc.	25,074	3,963,447
Arista Networks, Inc. (b)	31,708	2,950,429
Autodesk, Inc. (b)	6,489	1,779,349
Broadcom, Inc.	141,527	28,224,730
Cadence Design Systems, Inc. (b)	8,527	2,136,014
CDW Corp.	4,047	721,175
Cisco Systems, Inc.	121,022	7,758,720
Cognizant Technology Solutions Corp. Class A	14,697	1,224,701
Corning, Inc.	23,776	1,192,366
Crowdstrike Holdings, Inc. Class A (b)	7,000	2,727,620
Dell Technologies, Inc. Class C	9,000	924,840
Enphase Energy, Inc. (b)	4,455	255,405
EPAM Systems, Inc. (b)	1,468	302,614
F5, Inc. (b)	1,755	513,215
Fair Isaac Corp. (b)	700	1,320,445
First Solar, Inc. (b)	3,300	449,394
Fortinet, Inc. (b)	19,473	2,103,279
Gartner, Inc. (b)	2,400	1,195,968
Gen Digital, Inc.	17,519	478,794
GoDaddy, Inc. Class A (b)	4,064	729,488
Hewlett Packard Enterprise Co.	41,566	823,422
HP, Inc.	30,592	944,375
Intel Corp.	128,332	3,045,318
International Business Machines Corp.	27,820	7,022,881
Intuit, Inc.	8,563	5,256,312
Jabil, Inc.	3,130	484,900
Juniper Networks, Inc.	10,454	378,435
Keysight Technologies, Inc. (b)	5,114	815,836
KLA Corp.	4,068	2,883,561
Lam Research Corp.	38,250	2,935,305
Microchip Technology, Inc.	16,412	966,010
Micron Technology, Inc.	33,990	3,182,484
Microsoft Corp.	225,194	89,399,766

See accompanying notes to financial statements.
4

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Shares	Value
Monolithic Power Systems, Inc.	1,487	$908,572
Motorola Solutions, Inc.	5,154	2,268,894
NetApp, Inc.	6,087	607,543
NVIDIA Corp.	743,174	92,837,296
NXP Semiconductors NV	7,800	1,681,602
ON Semiconductor Corp. (b)	12,316	579,468
Oracle Corp.	48,412	8,039,297
Palantir Technologies, Inc. Class A (b)	61,500	5,222,580
Palo Alto Networks, Inc. (b)	20,032	3,814,694
PTC, Inc. (b)	3,479	569,269
QUALCOMM, Inc.	33,526	5,269,281
Roper Technologies, Inc.	3,291	1,923,590
Salesforce, Inc.	28,920	8,613,822
Seagate Technology Holdings PLC	6,121	623,791
ServiceNow, Inc. (b)	6,252	5,812,860
Skyworks Solutions, Inc.	5,143	342,832
Super Micro Computer, Inc. (b)	16,000	663,360
Synopsys, Inc. (b)	4,591	2,099,373
TE Connectivity PLC	8,854	1,363,782
Teledyne Technologies, Inc. (b)	1,453	748,324
Teradyne, Inc.	5,098	560,066
Texas Instruments, Inc.	27,853	5,458,910
Trimble, Inc. (b)	8,191	589,588
Tyler Technologies, Inc. (b)	1,344	817,730
VeriSign, Inc. (b)	2,490	592,321
Western Digital Corp. (b)	10,717	524,383
Workday, Inc. Class A (b)	6,600	1,738,044
Zebra Technologies Corp. Class A (b)	1,647	518,887
		469,087,206
MATERIALS — 2.0%
Air Products & Chemicals, Inc.	6,548	2,070,150
Albemarle Corp.	3,730	287,322
Amcor PLC	46,908	474,709
Avery Dennison Corp.	2,581	485,151
Ball Corp.	8,326	438,697
Celanese Corp.	3,065	156,131
CF Industries Holdings, Inc.	4,861	393,838
Corteva, Inc.	21,161	1,332,720
Dow, Inc.	21,391	815,211
DuPont de Nemours, Inc.	12,702	1,038,642
Eastman Chemical Co.	3,755	367,427
Ecolab, Inc.	7,802	2,098,816
FMC Corp.	3,380	124,722
Freeport-McMoRan, Inc.	42,729	1,577,127
International Flavors & Fragrances, Inc.	7,817	639,509
International Paper Co.	15,912	896,641
Linde PLC	14,441	6,744,669
LyondellBasell Industries NV Class A	8,622	662,428
Martin Marietta Materials, Inc.	1,866	901,539
Security Description	Shares	Value
Mosaic Co.	9,816	$234,799
Newmont Corp.	33,177	1,421,303
Nucor Corp.	7,049	969,026
Packaging Corp. of America	2,700	575,343
PPG Industries, Inc.	7,094	803,183
Sherwin-Williams Co.	6,924	2,508,357
Smurfit WestRock PLC	15,753	820,259
Steel Dynamics, Inc.	4,300	580,801
Vulcan Materials Co.	4,190	1,036,229
		30,454,749
REAL ESTATE — 2.2%
Alexandria Real Estate Equities, Inc. REIT	4,770	487,780
American Tower Corp. REIT	14,160	2,911,579
AvalonBay Communities, Inc. REIT	4,228	956,289
BXP, Inc. REIT	4,739	336,137
Camden Property Trust REIT	3,529	437,808
CBRE Group, Inc. Class A (b)	9,029	1,281,576
CoStar Group, Inc. (b)	12,153	926,666
Crown Castle, Inc. REIT	13,619	1,281,548
Digital Realty Trust, Inc. REIT	9,362	1,463,468
Equinix, Inc. REIT	2,900	2,623,398
Equity Residential REIT	11,082	821,952
Essex Property Trust, Inc. REIT	1,975	615,351
Extra Space Storage, Inc. REIT	6,694	1,021,237
Federal Realty Investment Trust REIT	1,900	200,298
Healthpeak Properties, Inc. REIT	20,531	420,064
Host Hotels & Resorts, Inc. REIT	22,759	367,103
Invitation Homes, Inc. REIT	18,923	643,571
Iron Mountain, Inc. REIT	8,374	780,206
Kimco Realty Corp. REIT	20,350	449,735
Mid-America Apartment Communities, Inc. REIT	3,664	615,992
Prologis, Inc. REIT	28,226	3,497,766
Public Storage REIT	4,846	1,471,343
Realty Income Corp. REIT	25,500	1,454,265
Regency Centers Corp. REIT	4,363	334,642
SBA Communications Corp. REIT	3,465	755,023
Simon Property Group, Inc. REIT	9,441	1,756,876
UDR, Inc. REIT	9,900	447,282
Ventas, Inc. REIT	13,102	906,396
VICI Properties, Inc. REIT	33,266	1,080,812
Welltower, Inc. REIT	18,181	2,790,965
Weyerhaeuser Co. REIT	21,067	634,117
		33,771,245
UTILITIES — 2.3%
AES Corp.	21,959	254,504
Alliant Energy Corp.	7,500	483,975

See accompanying notes to financial statements.
5

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

Security Description	Shares	Value
Ameren Corp.	7,640	$775,918
American Electric Power Co., Inc.	16,038	1,700,830
American Water Works Co., Inc.	5,887	800,455
Atmos Energy Corp. (a)	4,300	654,159
CenterPoint Energy, Inc.	20,586	707,747
CMS Energy Corp.	9,701	708,658
Consolidated Edison, Inc.	10,372	1,052,965
Constellation Energy Corp.	9,355	2,343,849
Dominion Energy, Inc.	24,411	1,382,151
DTE Energy Co.	6,559	876,938
Duke Energy Corp.	22,905	2,691,108
Edison International	11,249	612,396
Entergy Corp.	13,484	1,177,288
Evergy, Inc.	7,574	521,924
Eversource Energy	10,196	642,450
Exelon Corp.	29,464	1,302,309
FirstEnergy Corp.	14,960	579,999
NextEra Energy, Inc.	62,674	4,397,835
NiSource, Inc.	11,478	468,417
NRG Energy, Inc.	6,198	655,191
PG&E Corp.	65,449	1,069,437
Pinnacle West Capital Corp. (a)	2,969	274,751
PPL Corp.	20,604	725,467
Public Service Enterprise Group, Inc.	14,970	1,214,816
Sempra	19,752	1,413,651
Southern Co.	32,552	2,922,844
Vistra Corp.	9,800	1,309,868
WEC Energy Group, Inc.	9,270	989,016
Xcel Energy, Inc.	16,624	1,198,590
		35,909,506
TOTAL COMMON STOCKS (Cost $254,405,879)		1,529,053,125

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.35% (d) (e)	8,620,001	$8,620,001
State Street Navigator Securities Lending Portfolio II (c) (f)	46,354,177	46,354,177
TOTAL SHORT-TERM INVESTMENTS (Cost $54,974,178)		54,974,178
TOTAL INVESTMENTS — 103.0% (Cost $309,380,057)		1,584,027,303
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(46,618,481)
NET ASSETS — 100.0%		$1,537,408,822
(a)	All or a portion of the shares of the security are on loan at February 28, 2025.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended February 28, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended February 28, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2025.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At February 28, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	43	03/21/2025	$13,201,892	$12,819,669	$(382,223)

During the period ended February 28, 2025, the average notional value related to futures contracts was $10,745,652.
See accompanying notes to financial statements.
6

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,529,053,125	$—	$—	$1,529,053,125
Short-Term Investments	54,974,178	—	—	54,974,178
TOTAL INVESTMENTS	$1,584,027,303	$—	$—	$1,584,027,303
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(382,223)	$—	$—	$(382,223)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(382,223)	$—	$—	$(382,223)

Affiliate Table
	Number of Shares Held at 8/31/24	Value at 8/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/25	Value at 2/28/25	Dividend Income
State Street Corp.	9,633	$839,034	$—	$108,014	$79,689	$36,021	8,533	$846,730	$13,806
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,973,574	7,973,574	69,780,744	69,134,317	—	—	8,620,001	8,620,001	175,049
State Street Navigator Securities Lending Portfolio II	1,545,919	1,545,919	58,920,105	14,111,847	—	—	46,354,177	46,354,177	1,969
Total		$10,358,527	$128,700,849	$83,354,178	$79,689	$36,021		$55,820,908	$190,824
See accompanying notes to financial statements.
7

State Street S&P 500 Index Fund
Statement of Assets and Liabilities
February 28, 2025 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$1,528,206,395
Investments in affiliated issuers, at value	55,820,908
Total Investments	1,584,027,303
Net cash at broker	1,290,072
Receivable for fund shares sold	326,698
Dividends receivable — unaffiliated issuers	1,598,915
Dividends receivable — affiliated issuers	31,742
Securities lending income receivable — unaffiliated issuers	679
Receivable for foreign taxes recoverable	2,246
Prepaid expenses and other assets	5,522
TOTAL ASSETS	1,587,283,177
LIABILITIES
Payable upon return of securities loaned	46,354,177
Payable for fund shares repurchased	2,694,781
Payable to broker – accumulated variation margin on open futures contracts	380,904
Advisory fee payable	175,878
Custodian fees payable	27,301
Administration fees payable	40,548
Shareholder servicing fee payable	28,890
Distribution fees payable	44,538
Trustees’ fees and expenses payable	578
Transfer agent fees payable	57,620
Professional fees payable	34,427
Printing and postage fees payable	30,752
Accrued expenses and other liabilities	3,961
TOTAL LIABILITIES	49,874,355
NET ASSETS	$1,537,408,822
NET ASSETS CONSIST OF:
Paid-in capital	$240,352,547
Total distributable earnings (loss)	1,297,056,275
NET ASSETS	$1,537,408,822
NET ASSET VALUE PER SHARE
Net asset value per share	$260.98
Shares outstanding (unlimited amount authorized, $0.01 par value)	5,890,979
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$254,186,154
Investments in affiliated issuers	55,193,903
Total cost of investments	$309,380,057
* Includes investments in securities on loan, at value	$46,787,165
See accompanying notes to financial statements.
8

State Street S&P 500 Index Fund
Statement of Operations
For the Six Months Ended February 28, 2025 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$12,603
Dividend income — unaffiliated issuers	10,094,151
Dividend income — affiliated issuers	188,855
Unaffiliated securities lending income	332
Affiliated securities lending income	1,969
Foreign taxes withheld	(2,434)
TOTAL INVESTMENT INCOME (LOSS)	10,295,476
EXPENSES
Advisory fee	230,197
Administration fees	383,661
Shareholder servicing fees	184,157
Distribution fees	283,910
Custodian fees	34,233
Trustees’ fees and expenses	13,735
Transfer agent fees	68,129
Registration and filing fees	44,308
Professional fees and expenses	23,182
Printing and postage fees	30,021
Insurance expense	8,192
Miscellaneous expenses	4,853
TOTAL EXPENSES	1,308,578
Expenses waived/reimbursed by the Adviser	(103,881)
NET EXPENSES	1,204,697
NET INVESTMENT INCOME (LOSS)	$9,090,779
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	57,703,020
Investments — affiliated issuers	79,689
Futures contracts	796,725
Net realized gain (loss)	58,579,434
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	22,773,682
Investments — affiliated issuers	36,021
Futures contracts	(691,301)
Net change in unrealized appreciation/depreciation	22,118,402
NET REALIZED AND UNREALIZED GAIN (LOSS)	80,697,836
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$89,788,615
See accompanying notes to financial statements.
9

State Street S&P 500 Index Fund
Statements of Changes in Net Assets

	Six Months Ended 02/28/25 (Unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,090,779	$18,527,811
Net realized gain (loss)	58,579,434	118,436,290
Net change in unrealized appreciation/depreciation	22,118,402	198,853,887
Net increase (decrease) in net assets resulting from operations	89,788,615	335,817,988
Distributions to shareholders	(125,286,556)	(151,157,900)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	69,535,155	107,122,353
Reinvestment of distributions	122,704,337	149,126,681
Cost of shares redeemed	(137,108,539)	(253,017,705)
Net increase (decrease) in net assets from beneficial interest transactions	55,130,953	3,231,329
Net increase (decrease) in net assets during the period	19,633,012	187,891,417
Net assets at beginning of period	1,517,775,810	1,329,884,393
NET ASSETS AT END OF PERIOD	$1,537,408,822	$1,517,775,810
SHARES OF BENEFICIAL INTEREST:
Shares sold	254,428	447,019
Reinvestment of distributions	469,012	660,848
Shares redeemed	(506,449)	(1,046,009)
Net increase (decrease)	216,991	61,858
See accompanying notes to financial statements.
10

State Street S&P 500 Index Fund
Financial Highlights
Selected data for a share outstanding throughout each period

	Six Months Ended 2/28/25 (Unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20(a)
Net asset value, beginning of period	$267.50	$236.97	$226.34	$286.85	$253.59	$222.06
Income (loss) from investment operations:
Net investment income (loss) (b)	1.59	3.22	3.43	3.36	3.43	4.55
Net realized and unrealized gain (loss)	14.52	55.11	28.42	(32.17)	66.60	42.08
Total from investment operations	16.11	58.33	31.85	(28.81)	70.03	46.63
Distributions to shareholders from:
Net investment income	(1.68)	(3.33)	(3.43)	(4.54)	(2.88)	(4.20)
Net realized gains	(20.95)	(24.47)	(17.79)	(27.16)	(33.89)	(10.90)
Total distributions	(22.63)	(27.80)	(21.22)	(31.70)	(36.77)	(15.10)
Net asset value, end of period	$260.98	$267.50	$236.97	$226.34	$286.85	$253.59
Total return (c)	6.03%	26.92%	15.81%	(11.36)%	31.01%	22.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,537,409	$1,517,776	$1,329,884	$1,370,769	$1,709,109	$1,609,456
Ratios to average net assets:
Total expenses	0.17%(d)	0.16%	0.17%	0.17%	0.18%	0.19%
Net expenses	0.16%(d)(e)(f)	0.16%(e)(f)	0.16%(e)(f)	0.16%(e)(f)	0.16%(e)(f)	0.16%(e)(f)
Net investment income (loss)	1.18%(d)(e)(f)	1.33%(e)(f)	1.56%(e)(f)	1.31%(e)(f)	1.33%(e)(f)	2.02%(e)(f)
Portfolio turnover rate	1%(g)	2%	2%	2%	4%	5%
(a)	After the close of trading on April 17, 2020, State Street S&P 500 Index Fund underwent a 1-for-6 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Reflects amounts waived by the administrator.
(f)	Reflects amounts waived and/or reimbursed by the investment adviser.
(g)	Not annualized.
See accompanying notes to financial statements.
11

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND
Notes to Financial Statements — February 28, 2025 (Unaudited)

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company.
As of February 28, 2025, the Trust consists of two (2) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street S&P 500 Index Fund	Class N	December 30, 1992	Diversified
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value
12

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 28, 2025 (Unaudited)

(“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of February 28, 2025 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust.
13

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 28, 2025 (Unaudited)

Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended February 28, 2025, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of February 28, 2025, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$380,904	$—	$380,904
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$796,725	$—	$796,725
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$(691,301)	$—	$(691,301)
14

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 28, 2025 (Unaudited)

5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.03% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until December 31, 2025 to waive up to the full amount of the advisory fee payable by the Fund and/or reimburse the Fund to the extent that total annual Fund operating expenses exceed 0.157% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2025 except with the approval of the Board. During the period ended February 28, 2025, SSGA FM agreed to reimburse fees of $27,149.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street Bank and Trust Company ("State Street"), an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board and shall continue until at least December 31, 2025. For the period ended February 28, 2025, SSGA FM waived fees in the amount of $76,732. The Adviser and the Fund each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Fund.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class N shares and for services provided to shareholders in that class (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Additionally, the Board approved a limit of 0.062% of average daily net assets on the amount of Rule 12b-1 fees paid to the Distributor.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
15

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 28, 2025 (Unaudited)

Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended February 28, 2025, are disclosed in the Fund's Schedule of Investments.
6.    Trustees’ Fees
The fees and expenses of the Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended February 28, 2025 were as follows:
	Purchases	Sales
State Street S&P 500 Index Fund	$21,304,675	$80,984,471
8.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of August 31, 2024, SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of February 28, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street S&P 500 Index Fund	$335,869,455	$1,287,266,377	$39,490,752	$1,247,775,625
9.    Securities Lending
The  Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund
16

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 28, 2025 (Unaudited)

receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of February 28, 2025, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of February 28, 2025:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street S&P 500 Index Fund	$ 46,787,165	$ 46,354,177	$ 623,984	$ 46,978,161
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of February 28, 2025:
		Remaining Contractual Maturity of the Agreements as of February 28, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street S&P 500 Index Fund	Common Stocks	$46,354,177	$—	$—	$—	$46,354,177	$46,354,177
10.    Risks
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
17

SSGA FUNDS
Proxy Disclosure for Open-End Management Investment Companies
February 28, 2025 (Unaudited)

Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the tables below.
All Funds
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	9,574,882.086	246,569.230
Donna M. Rapaccioli	9,645,963.731	175,487.585
Margaret K. McLaughlin	9,636,103.295	185,348.021
George M. Pereira	9,640,362.130	181,089.186
Mark E. Swanson	9,643,781.531	177,669.785
Jeanne LaPorta	9,651,187.068	170,264.248
18

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Proxy Disclosure for open-end management investment companies is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the Registrant.

(a)(3) A separate certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the Registrant.

(101) Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA FUNDS

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	May 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	May 2, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	May 2, 2025